UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22937

O’Connor EQUUS
(Exact name of registrant as specified in charter)
________

ONE FREEDOM VALLEY DRIVE
OAKS, PENNSYLVANIA 19456
(Address of Principal Executive Offices, including Zip Code)

NICHOLAS VAGRA
UBS O'CONNOR LLC
ONE NORTH WACKER DRIVE, 32ND FLOOR
CHICAGO, ILLINOIS 60606
(Name and Address of Agent for Service)

Copies of all communications to:

SEAN GRABER, ESQ.
MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET
PHILADELPHIA, PENNSYLVANIA 19103

Registrant’s telephone number, including area code: 1-888-793-8637

Date of fiscal year end: September 30, 2016

Date of reporting period: December 31, 2015

Item 1.   Schedule of Investments
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December 31, 2015 (Unaudited)	O’Connor EQUUS

Schedule of Investments
COMMON STOCK — 93.9%**
	Shares	Value
Consumer Discretionary — 10.0%
Best Buy (a)	6,261	$190,647
General Motors (a)	7,369	250,620
Lions Gate Entertainment (a)	3,579	115,924
Mohawk Industries *(a)	1,400	265,146
		822,337
Consumer Staples — 9.7%
Herbalife *(a)	9,517	510,302
Post Holdings *(a)	4,712	290,730
		801,032
Energy — 2.4%
Occidental Petroleum	1,484	100,333
Patterson-UTI Energy	6,289	94,838
		195,171
Financials — 11.7%
Charles Schwab (a)	22,054	726,238
Progressive (a)	7,601	241,712
		967,950
Health Care — 0.2%
HealthEquity *(a)	661	16,571

Industrials — 25.3%
American Airlines Group	3,791	160,549
Delta Air Lines (a)	4,373	221,667
MRC Global *(a)	15,983	206,181
Nielsen (a)	23,332	1,087,271
Towers Watson (a)	3,154	405,163
		2,080,831
Information Technology — 27.8%
Alliance Data Systems *(a)	2,143	592,689
CDK Global (a)	2,809	133,343
Cimpress NV *(a)	4,183	339,409
eBay *(a)	14,522	399,065
Microsoft (a)	2,074	115,066

December 31, 2015 (Unaudited)	O’Connor EQUUS

COMMON STOCK — continued
	Shares	Value
Information Technology — continued
PayPal Holdings *(a)	11,792	$426,870
Western Union	9,275	166,115
Zillow Group, Cl A *	389	10,130
Zillow Group, Cl C *	4,750	111,530
		2,294,217
Materials — 6.8%
Barrick Gold (a)	26,500	195,570
CF Industries Holdings	1,388	56,644
Westlake Chemical	2,562	139,168
WestRock (a)	3,726	169,980
		561,362
TOTAL COMMON STOCK
(Cost $7,248,524)		7,739,471
TOTAL INVESTMENTS— 93.9%
(Cost $7,248,524)†		$7,739,471
Securities Sold Short
REGISTERED INVESTMENT COMPANIES — (50.9)%
EXCHANGE TRADED FUND — (50.9)%
iShares Russell 2000 ETF	(11,348)	$(1,278,012)
SPDR S&P 500 ETF Trust	(14,286)	(2,912,487)
TOTAL REGISTERED INVESTMENT COMPANIES
(Proceeds $4,333,471)		(4,190,499)

COMMON STOCK — (22.2)%
Consumer Discretionary — (4.2)%
Discovery Communications *	(2,223)	(59,309)
Netflix *	(1,131)	(129,364)
Time Warner	(1,167)	(75,470)
Whirlpool	(530)	(77,841)
		(341,984)
Consumer Staples — (2.4)%
Flowers Foods	(1,943)	(41,755)
Sysco	(3,748)	(153,668)
		(195,423)

December 31, 2015 (Unaudited)	O’Connor EQUUS

COMMON STOCK — continued
	Shares	Value
Energy — (1.8)%
Valero Energy	(2,129)	$(150,542)

Financials — (2.3)%
Moody's	(1,886)	(189,241)

Health Care — (1.6)%
UnitedHealth Group	(1,117)	(131,404)

Industrials — (2.7)%
AGCO	(2,733)	(124,051)
Fastenal	(2,332)	(95,192)
		(219,243)
Information Technology — (4.4)%
Apple	(1,590)	(167,364)
BlackBerry *	(12,844)	(119,192)
Cree *	(2,916)	(77,770)
		(364,326)
Materials — (1.0)%
West Fraser Timber	(2,196)	(83,368)

Telecommunication Services — (1.8)%
Verizon Communications	(3,260)	(150,677)

TOTAL COMMON STOCK
(Proceeds $1,900,726)		(1,826,208)
TOTAL SECURITIES SOLD SHORT— (73.0)%
(Proceeds $6,234,197)††		$(6,016,707)

The open futures contracts held by the Fund at December 31,2015, are as follows:

Type of Contract	Number of Contracts Short	Expireation Date	Notional Amount	Unrealized Appreciation
Russell 2000 MINI	(5)	Mar-2016	$(565,750	$5,325
S&P 500 E-MINI	(14)	Mar-2016	(1,424,850)	3,709
				$9,034

December 31, 2015 (Unaudited)	O’Connor EQUUS

Percentages are based on Net Assets of $8,238,898.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	All or a portion of the shares have been committed as collateral for open short positions.

Cl — Class
ETF — Exchange Traded Fund
S&P — Standard & Poor’s
SPDR — Standard & Poor’s Depositary Receipt
The following is a summary of the level of inputs used as of December 31, 2015 in valuing the Fund’s investments, securities sold short and other financial instruments carried at value, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,739,471	$—	$—	$7,739,471
Total Investments in Securities	$7,739,471	$—	$—	$7,739,471

Securities Sold Short	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$(4,190,499)	$—	$—	$(4,190,499)
Common Stock	(1,826,208)	—	—	(1,826,208)
Total Securities Sold Short	$(6,016,707)	$—	$—	$(6,016,707)

Other Financial Instruments^	Level 1	Level 2	Level 3	Total
Futures Contracts
Unrealized Appreciation	$9,034	$—	$—	$9,034
Total Other Financial Instruments	$9,034	$—	$—	$9,034

^ Other financial instruments are futures contracts not reflected in the value of total investments in the Schedule of Investments. Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended December 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended December 31, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities. For the period ended December 31, 2015, there were no Level 3 investments.

December 31, 2015 (Unaudited)	O’Connor EQUUS

† At December 31, 2015, the tax basis cost of the Fund's investments was $7,248,524, and the unrealized appreciation and depreciation were $673,017 and $(182,070) respectively.

†† At December 31, 2015, the tax basis proceeds of the Fund's securities sold short was $6,234,197, and the unrealized appreciation and depreciation were $247,045 and $(29,555) respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

OCO-QH-001-0300

Item 2.  Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	O’Connor EQUUS

By (Signature and Title)*	/s/ Nicholas Vagra
Nicholas Vagra, President
(Principal Executive Officer)

Date:  February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Nicholas Vagra
Nicholas Vagra, President
(Principal Executive Officer)

Date: February 26, 2016

By (Signature and Title)*	/s/ Robert Kerns
Robert Kerns, Chief Financial Officer
(Principal Financial Officer)

Date: February 26, 2016

*     Print the name and title of each signing officer under his or her signature